Exhibit 99.1

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-25	30/360 Days	30	Collection Period Start	12/1/2025
Distribution Date	15-Jan-26	Actual/360 Days	31	Collection Period End	12/31/2025
				Prior Month Settlement Date	12/15/2025
				Current Month Settlement Date	1/15/2026

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,668,465,701.04	1,300,137,016.44	1,248,660,974.05	0.81
Yield Supplement Overcollaterization		130,004,099.86	88,873,967.89	83,575,673.61
Total Adjusted Pool Balance		1,538,461,601.18	1,211,263,048.55	1,165,085,300.44
Total Adjusted Securities		1,538,461,601.18	1,211,263,048.55	1,165,085,300.44	0.76
Class A-1 Notes	4.48800%	342,800,000.00	15,601,447.37	0.00	0.00
Class A-2a Notes	4.50000%	339,600,000.00	339,600,000.00	319,806,420.64	0.94
Class A-2b Notes	4.43385%	185,000,000.00	185,000,000.00	174,217,278.62	0.94
Class A-3 Notes	4.49000%	524,500,000.00	524,500,000.00	524,500,000.00	1.00
Class A-4 Notes	4.57000%	85,000,000.00	85,000,000.00	85,000,000.00	1.00
Class B Notes	4.79000%	23,100,000.00	23,100,000.00	23,100,000.00	1.00
Certificates	0.00000%	38,461,601.18	38,461,601.18	38,461,601.18	1.00

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,601,447.37	60,294.39	45.5118068	0.1758880
Class A-2a Notes	19,793,579.36	1,273,500.00	58.2849804	3.7500000
Class A-2b Notes	10,782,721.38	706,336.94	58.2849804	3.8180375
Class A-3 Notes	0.00	1,962,504.17	—	3.7416667
Class A-4 Notes	0.00	323,708.33	—	3.8083333
Class B Notes	0.00	92,207.50	—	3.9916667
Certificates	0.00	0.00	—	—

Total Securities	46,177,748.11	4,418,551.33

I. COLLECTIONS

Interest:
Interest Collections				5,089,969.33
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				5,089,969.33
Principal:
Principal Collections				50,493,850.81
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				50,493,850.81
Recoveries of Defaulted Receivables				407,568.35

Total Collections				55,991,388.49

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			58,663	1,211,263,048.55
Total Principal Payment				46,177,748.11

			57,688	1,165,085,300.44

Nissan Auto Receivables 2025-A Owner Trusta

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	55,991,388.49
Reserve Account Draw	0.00
Total Available for Distribution	55,991,388.49
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,083,447.51
Servicing Fee Paid	1,083,447.51
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Additional Interest	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	60,294.39
Class A-1 Notes Monthly Interest Paid	60,294.39
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Additional Interest	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	1,273,500.00
Class A-2a Notes Monthly Interest Paid	1,273,500.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Additional Interest	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	706,336.94
Class A-2b Notes Monthly Interest Paid	706,336.94
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Additional Interest	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,962,504.17
Class A-3 Notes Monthly Interest Paid	1,962,504.17
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Additional Interest	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	323,708.33
Class A-4 Notes Monthly Interest Paid	323,708.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Additional Interest	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	92,207.50
Class B Notes Monthly Interest Paid	92,207.50
Change in Class B Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2025-A Owner Trusta

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		4,418,551.33
Total Note Monthly Interest Paid		4,418,551.33
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		4,311,641.54
4. Total Monthly Principal Paid on the Notes		46,177,748.11
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		46,177,748.11
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		4,311,641.54
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,311,641.54

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,846,154.00
Required Reserve Account Amount		3,846,154.00
Beginning Reserve Account Balance		3,846,154.00
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,846,154.00
Required Reserve Account Amount for Next Period		3,846,154.00

VI. POOL STATISTICS

Weighted Average Coupon		4.53%
Weighted Average Remaining Maturity		41.79

	Amount	Number
Principal on Defaulted Receivables	982,191.58	40
Principal Recoveries of Defaulted Receivables	407,568.35

Monthly Net Losses	574,623.23
Pool Balance at Beginning of Collection Period	1,300,137,016.44
Net Loss Ratio for Third Preceding Collection Period	0.76%
Net Loss Ratio for Second Preceding Collection Period	0.58%
Net Loss Ratio for Preceding Collection Period	0.26%
Net Loss Ratio for Current Collection Period	0.53%
Four-Month Average Net Loss Ratio	0.53%
Cumulative Net Losses for all Periods	3,666,449.97

Nissan Auto Receivables 2025-A Owner Trusta

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,772,799.76	195	0
61-90 Days Delinquent	794,846.64	36	0
91-120 Days Delinquent	239,272.47	14	0
More than 120 Days	0.00	0	0

Total 31+ Days Delinquent Receivables:	5,806,918.87	245	0
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.08%
Delinquency Ratio for Second Preceding Collection Period	0.08%	0.09%
Delinquency Ratio for Preceding Collection Period	0.08%	0.09%
Delinquency Ratio for Current Collection Period	0.08%	0.09%
Four-Month Average Delinquency Ratio	0.08%	0.08%
60 Day Delinquent Receivables	1,094,595.91
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	5,543,017.42
Number of Extensions	199

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO